14. Investment Properties (Tables)	12 Months Ended
Dec. 31, 2017
Investment Properties Tables
Schedule of investment properties
Cost or valuation	Investment Properties
Balance at January 1, 2015	$47,629,537
Additions	–
Disposals	(3,412,482)
Revaluation adjustment	(2,271,703)
Currency exchange rate adjustment	(4,538,269)
Balance at December 31, 2015	$37,407,083
Additions	–
Disposals	–
Revaluation adjustment	(563,477)
Currency exchange rate adjustment	(1,057,553)
Balance at December 31, 2016	$35,786,053
Additions	–
Disposals	(5,893,888)
Revaluation adjustment	(858,371)
Currency exchange rate adjustment	4,796,108
Balance at December 31, 2017	$33,829,902

Schedule of details of the investment properties
Location, address	2017 Fair Value, Level 3	2016 Fair Value, Level 3	2015 Fair Value, Level 3
Milano, Corso Europa 22	$–	$5,339,312	$5,565,238
Buccinasco, Via Lucania 2-4-6	18,982,736	16,492,776	17,396,117
Buccinasco, Via Privata Mulino 24	1,130,068	981,336	1,096,759
Buccinasco, Via Lazio 95	3,907,149	3,703,752	3,887,522
Buccinasco, Via Bruno Buozzi 22	180,330	849,436	879,579
Buccinasco, Via Emilia 30	180,330	162,501	166,143
Rozzano, Milanofiori, Building A5	2,789,103	2,437,512	2,454,134
Rozzano, Milanofiori, Building N1	3,847,039	3,397,744	3,464,021
Rozzano, Milanofiori, Building Q5	1,154,112	1,018,268	1,031,605
Rozzano, Milanofiori, Building Q7	1,659,035	1,403,416	1,465,965
Total	$33,829,902	$35,786,053	$37,407,083

Schedule of unobservable inputs

The summary of the unobservable inputs used for the year ended December 31, 2017 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Lucania 2-4-6	$18,982,736	DCF	ERV	$96 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.50%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	1,130,068	DCF	ERV	$213 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	7.30%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,907,149	DCF	ERV	$82 per sq. meter - warehouse $117 per sq meter - office
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.60%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	180,330	DCF	ERV	$117 per sq. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Buccinasco, Via Emilia 30	180,330	DCF	ERV	$69 per sq. meter, $481 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	8.70%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,789,103	DCF	ERV	$153 per sq. meter - offices, $166 per sq. meter commercial area $48 per sq. meter - cellars, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,847,039	DCF	ERV	$84 - $153 per s. meter
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,154,112	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,659,035	DCF	ERV	$153 per sq. meter, $1,082 per parking space
			Rental growth p.a.	0.83% to 1.50%
			Discount rate	6.80%
			Cap rate	5.6%

Total	$33,829,902

The summary of the unobservable inputs used for the year ended December 31, 2016 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used

Milano, Corso Europa 22	$5,339,312	DCF	ERV	$475 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	4.96%
			Cap rate	4.3%

Buccinasco, Via Lucania 2-4-6	16,492,776	DCF	ERV	$88 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.56%
			Cap rate	7.5%

Buccinasco, Via Privata Mulino 24	981,336	DCF	ERV	$185 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	7.36%
			Cap rate	6.9%

Buccinasco, Via Lazio 95	3,703,752	DCF	ERV	$73 - $103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.66%
			Cap rate	7.5%

Buccinasco, Via Bruno Buozzi 22	849,436	DCF	ERV	$103 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used
Buccinasco, Via Emilia 30	162,501	DCF	ERV	$61 per sq. meter, $422 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	8.76%
			Cap rate	7.6%

Rozzano, Milanofiori, Building A5	2,437,512	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,397,744	DCF	ERV	$74 - $135 per sq. meter
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,018,268	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,403,416	DCF	ERV	$135 per sq. meter, $950 per parking space
			Rental growth p.a.	0.975% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Total	$35,786,053

The summary of the unobservable inputs used for the year ended December 31, 2015 are as follows:

Property	Fair Value	Valuation technique	Key unobservable inputs	Inputs used

Milano, Corso Europa 22	$5,565,238	DCF	ERV	$499 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	4.96%
			Cap rate	4.3%

Buccinasco, Via Lucania 2-4-6	17,396,117	DCF	ERV	$91 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	8.46%
			Cap rate	7.4%

Buccinasco, Via Privata Mulino 24	1,096,759	DCF	ERV	$192 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	7.26%
			Cap rate	6.8%

Buccinasco, Via Lazio 95	3,887,522	DCF	ERV	$75 - $106 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	8.56%
			Cap rate	7.4%

Buccinasco, Via Bruno Buozzi 22	879,579	DCF	ERV	$106 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Buccinasco, Via Emilia 30	166,143	DCF	ERV	$64 per sq. meter, $434 per parking space
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	8.66%
			Cap rate	7.5%

Rozzano, Milanofiori, Building A5	2,454,134	DCF	ERV	$139 per sq. meter, $977 per parking space
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building N1	3,464,021	DCF	ERV	$76 - $139 per sq. meter
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q5	1,031,605	DCF	ERV	$139 per sq. meter, $977 per parking space
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%

Rozzano, Milanofiori, Building Q7	1,465,965	DCF	ERV	$139 per sq. meter, $977 per parking space
			Rental growth p.a.	0.83% to 1.5%
			Discount rate	6.86%
			Cap rate	5.6%
Total	$37,407,083